Condensed consolidated income statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Condensed consolidated income statement
Interest receivable	£ 13,043	£ 12,673
Interest payable	(6,153)	(6,553)
Net interest income	6,890	6,120
Fees and commissions receivable	1,710	1,608
Fees and commissions payable	(393)	(368)
Trading income	386	575
Other operating income	269	50
Non-interest income	1,972	1,865
Total income	8,862	7,985
Staff costs	(2,134)	(2,129)
Premises and equipment	(628)	(587)
Other administrative expenses	(794)	(745)
Depreciation and amortisation	(565)	(557)
Operating expenses	(4,121)	(4,018)
Profit before impairment losses	4,741	3,967
Impairment losses	(423)	(382)
Operating profit before tax	4,318	3,585
Tax charge	(1,138)	(910)
Profit for the period	3,180	2,675
Attributable to:
Ordinary shareholders	3,035	2,488
Paid-in equity holders	149	186
Non-controlling interests	(4)	1
Profit for the period	£ 3,180	£ 2,675
Per ordinary share
Earnings per share attributable to ordinary shareholders - basic	£ 0.381	£ 0.309
Earnings per share attributable to ordinary shareholders - diluted	£ 0.377	£ 0.305